Related Party Transactions (Details) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 29, 2019	Apr. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions (Textual)
Product development			$ 57,401	$ 44,934	$ 140,494	$ 94,788	$ 203,400	$ 299,808
Description of consultant agreement							The Company has agreed to pay the consultant a retainer of $10,000 per month as a non-recoverable draw against any finder fees earned. The Company has also agreed to pay the consultant the sum of $5,500 per month for three years ($198,000 total) as a finder's fee for introducing Genesys to the Company. This payment is included in the $10,000 monthly retainer payment.
Consulting fees expense					27,000	211,500	$ 238,500
Related party transaction, description							Revenue related to customers processed by Icon Canada is recognized on a gross basis the same as other revenues and was $208,158 for the year ended December 31, 2019. EOR costs related to customers processed by Icon Canada was $194,641 for the year ended December 31, 2019. Currently, there is no intercompany agreement for those charges and they are calculated on a best estimate basis. As of December 31, 2019, the Company owes Icon $759,400 in payables and Icon Canada owes $4,340 to the Company. During the year ended December 31, 2019, we charged to cost of revenue $1,887,726 related to services provided by Icon as our employer of record. During the year ended December 31, 2019, we charged to operating expenses $191,729 related to management fees, rent and other administrative expense.
Finder's fee accrued compensation							$ 148,500
Operating expenses			1,858,004	2,701,335	4,274,456	3,171,017	12,053,967	2,051,972
Cost of revenue			1,418,242	1,461,922	3,169,438	1,461,922	4,448,202
Interest expense on these stockholder notes							14,375	57,500
Accrued interest								121,199
License agreement description	The Company has agreed to pay to Genesys a monthly license fee of $5,000 beginning June 29, 2019 and an annual fee of $1,995 for each recruiter being licensed under the License Agreement.
Monthly fee expense					13,500
CEO [Member]
Related Party Transactions (Textual)
Aggregate notes with stockholders							100,000
Genesys [Member]
Related Party Transactions (Textual)
Consulting fees expense			13,500	211,500	27,000	211,500
Payable amount owed			73,321		73,321		66,391
Operating expenses			59,327	52,813	$ 86,930	12,693	93,671
Related Party Transactions [Member]
Related Party Transactions (Textual)
Aggregate notes with stockholders							350,000
Product development							$ 181,400	$ 297,631
Forgiveness of accrued compensation		$ 187,500
Marketing agreement, description							we entered into a marketing agreement with an entity controlled by a consultant (who is also a principal shareholder and former noteholder of the Company). The agreement provides for payment to this entity of 10% of applicable revenue generated through the use of the entities database. The agreement also provides for the payment to us of 10% of the revenue generated by the entity using our social media groups.	We entered into a marketing agreement with an entity controlled by a consultant (who is also a principal shareholder and former noteholder of the Company). The agreement provides for payment to this entity of 10% of applicable revenue generated through the use of the entities database. The agreement also provides for the payment to us of 10% of the revenue generated by the entity using our social media groups.
Related party transaction, description					Revenue related to customers processed by Icon Canada is recognized on a gross basis the same as other revenues and was $36,091 and $69,318 for the three and six months ended June 30, 2020, respectively, and was $90,081 for the three and six months ended June 30, 2019. EOR costs related to customers processed by Icon Canada was $33,784 and $64,854 for the three and six months ended June 30, 2020, respectively, and was $84,960 for the three and six months ended June 30, 2019. Currently, there is no intercompany agreement for those charges and they are calculated on a best estimate basis. As of June 30, 2020, the Company owes Icon $859,193 in payables and Icon Canada owes $7,435 (included in accounts receivable) to the Company. During the three and six months ended June 30, 2020, we charged to cost of revenue $264,928 and $889,242, respectively, related to services provided by Icon as our employer of record. During the three and six months ended June 30, 2019, we charged to cost of revenue $709,175 related to services provided by Icon as our employer of record. During the three and six months ended June 30, 2020, we charged to operating expenses $59,327 and $130,268 related to management fees, rent and other administrative expense. During the three and six months ended June 30, 2019, we charged to operating expenses of $52,813 related to management fees, rent and other administrative expense.		Revenue related to customers processed by Icon Canada is recognized on a gross basis the same as other revenues and was $208,158 for the year ended December 31, 2019. EOR costs related to customers processed by Icon Canada was $194,641 for the year ended December 31, 2019. Currently, there is no intercompany agreement for those charges and they are calculated on a best estimate basis. As of December 31, 2019, the Company owes Icon $759,400 in payables and Icon Canada owes $4,340 to the Company. During the year ended December 31, 2019, we charged to cost of revenue $1,887,726 related to services provided by Icon as our employer of record. During the year ended December 31, 2019, we charged to operating expenses $191,729 related to management fees, rent and other administrative expense.
Operating expenses			48,453	12,693	$ 130,268		$ 191,729
Cost of revenue							1,887,726
Costs and expenses, related party							$ 15,000
Payments to firm			57,401	$ 44,934	$ 118,380	94,788
Placement revenue			$ 7,020			$ 13,430